Loan Receivable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Loan Receivable [Abstract]
Promissory note due		$ 3,600,000
Additional loans	$ 620,000